Note 9 - Intangible Assets (Details Textual) - USD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Finite-Lived Intangible Assets, Net, Ending Balance	$ 256,956	$ 176,192
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	52,700
Finite-Lived Intangible Assets, Amortization Expense, Year Two	48,300
Finite-Lived Intangible Assets, Amortization Expense, Year Three	40,700
Finite-Lived Intangible Assets, Amortization Expense, Year Four	28,900
Finite-Lived Intangible Assets, Amortization Expense, Year Five	25,900
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 60,500